Revenue from Contracts with Customers - Deferred Revenue by Service (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 7,710	$ 8,910
New Venture
Disaggregation of Revenue [Line Items]
Deferred revenue	5,797	6,548
Imaging Services
Disaggregation of Revenue [Line Items]
Deferred revenue	307	676
Devices
Disaggregation of Revenue [Line Items]
Deferred revenue	626	633
Optimization Software & Services
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 980	$ 1,053